HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Assets	$ 497,314	$ 490,095
Total liabilities	329,750	$ 321,853
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	981
Total liabilities	$ 133